Operating Segments - Summary of Geographical Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of geographical areas [Line Items]
Revenue	$ 782,524	$ 593,036	$ 303,922
Non-Current Assets*	661,437	672,780
India [Member]
Disclosure of geographical areas [Line Items]
Revenue	739,652	564,284	298,245
Non-Current Assets*	656,154	663,857
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	324	195	69
Non-Current Assets*	221	299
South East Asia [Member]
Disclosure of geographical areas [Line Items]
Revenue	14,210	11,201	2,221
Non-Current Assets*	4,325	4,503
Europe [Member]
Disclosure of geographical areas [Line Items]
Revenue	3,374	1,337	18
All Other Countries [Member]
Disclosure of geographical areas [Line Items]
Revenue	24,964	16,019	$ 3,369
Non-Current Assets*	$ 737	$ 4,121